Derivative Warrant Liability (Details Textual) - $ / shares		6 Months Ended
	Dec. 20, 2019	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding warrants were converted shares	21,229,000
Derivative warrant liability	The Group recorded a derivative warrant liability of USD 16,983,200 based on the quoted price on 20 December 2019 of USD 0.8 per warrant and then revalued at USD 0.74 at 31 December 2019 resulting in a fair value gain of USD 1,273,740 and a warrant derivative liability of USD 15,709,460. These warrants were accounted for as part of the consideration transferred under IFRS 2. Additional information is provided in note 25.	the Group recorded a derivative warrant liability of USD 10,402,161 (31 December 2019: USD 15,709,460) which resulted in a gain on revaluation of derivative warrant liability for the six-month period ended 30 June 2020 of USD 5,307,225 (30 June 2019: nil).
Exercise price	$ 11.50
14 May 2020 [Member]
Statement Line Items [Line Items]
Number of warrants exercised			100